SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES
                 -----------------------------------------------

                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                          VARIABLE SEPARATE ACCOUNT
                      Anchor Advisor Variable Annuity
                   Polaris Advantage II Variable Annuity
                     Polaris Protector Variable Annuity
                      Polaris Advisor Variable Annuity

                 -----------------------------------------------

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                        FS VARIABLE SEPARATE ACCOUNT
                        FSA Advisor Variable Annuity
                   Polaris Advantage II Variable Annuity
                      Polaris Choice Variable Annuity

                 -----------------------------------------------

Effective on or about October 13, 2020, the following Underlying Fund of the SunAmerica Series Trust ("SAST") has been renamed as indicated below:

Former Underlying           New Underlying            Managed by:   Trust:
Fund Name:                  Fund Name:
----------------            --------------------      ----------    -----
SA Oppenheimer Main         SA Invesco Main          Invesco        SAST
Street Large Cap            Street Large Cap         Advisers, Inc.

Effective on or about October 13, 2020, the following is added to the INVESTMENT OPTIONS section in the prospectus and the below Underlying Fund is available for direct investment:

Goldman Sachs Variable Insurance Trust - Class Service Shares
Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").

Underlying Fund:       Managed by:               Trust   Asset Class
----------------       ----------------------    -----   -----------
Goldman Sachs VIT      Goldman Sachs Asset       GST     CASH
Government Money       Management, L.P.
Market Fund


Dated:  October 13, 2020

         Please keep this Supplement with your prospectus.